Schedule of investments
Delaware Floating Rate Fund	October 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 2.23%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 9.084% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •SOFR01M SOFR03M	250,000	$ 250,599
Series 2017-1A ERR 144A 12.434% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •SOFR01M SOFR03M	400,000	396,719

AGL CLO Series 2024-32A E 144A 11.015% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	451,940
AIMCO CLO Series 2022-18A ER 144A 10.117% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	247,463
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.966% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	441,433
Barings CLO Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	994,821
Bear Mountain Park CLO Series 2022-1A ER 144A 10.606% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	748,042
Carlyle US CLO Series 2021-11A ER 144A 11.126% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	445,553
Elmwood CLO Series 2022-4A ER 144A 10.347% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	448,838
GoldenTree Loan Management US CLO Series 2024-20A E 144A 10.517% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	750,665
Lodi Park CLO Series 2024-1A D1 144A 8.289% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	752,986
Madison Park Funding XXXI Series 2018-31A ER 144A 11.026% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	1,002,324
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.997% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,502,430
Neuberger Berman Loan Advisers CLO
Series 2024-56A D 144A 8.419% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •SOFR01M SOFR03M	1,000,000	1,007,929
Series 2024-57A D1 144A 7.50% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •SOFR01M SOFR03M	1,000,000	1,000,000

OHA Loan Funding Series 2016-1A D1R2 144A 7.667% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	605,116
Palmer Square CLO Series 2024-2A E 144A 10.994% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	993,161
TCW CLO Series 2024-2A E 144A 12.115% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	547,183
NQ- GA [1024] 1224 (4074977)    1

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Venture CLO Series 2024-49A E 144A 12.297% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	$ 995,002
VERDE CLO Series 2019-1A DRR 144A 7.856% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	1,003,588
Wellfleet CLO Series 2022-1A ER 144A 12.406% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	543,097
Total Collateralized Debt Obligations (cost $15,102,640)		15,128,889

Convertible Bond — 0.08%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, «, π	250,106	562,329
Total Convertible Bond (cost $241,189)		562,329

Corporate Bonds — 5.05%
Communication Services — 1.22%
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	893,964
CMG Media 144A 8.875% 12/15/27 #	417,000	302,846
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	462,974
144A 6.50% 10/1/28 #	1,000,000	951,357

Directv Financing 144A 5.875% 8/15/27 #	265,000	255,445
Frontier Communications Holdings 144A 6.00% 1/15/30 #	2,000,000	1,959,444
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,066,056
Sirius XM Radio 144A 4.125% 7/1/30 #	1,625,000	1,455,158
Stagwell Global 144A 5.625% 8/15/29 #	500,000	476,000
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	449,671
		8,272,915
Consumer Discretionary — 0.67%
Carnival 144A 6.00% 5/1/29 #	595,000	596,381
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	499,393
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,000,000	1,000,561
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,417,958
		4,514,293
Consumer Staples — 0.23%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	1,546,425
		1,546,425
2    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 0.45%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	$ 289,508
144A 6.25% 4/15/32 #	698,000	655,522

Nabors Industries 144A 9.125% 1/31/30 #	500,000	516,814
Transocean 144A 8.00% 2/1/27 #	629,000	627,667
Vital Energy 144A 7.875% 4/15/32 #	500,000	480,821
Weatherford International 144A 8.625% 4/30/30 #	500,000	517,178
		3,087,510
Financials — 0.69%
Ardonagh Finco 144A 7.75% 2/15/31 #	2,000,000	2,052,382
Focus Financial Partners 144A 6.75% 9/15/31 #	500,000	497,070
Howden UK Refinance 144A 7.25% 2/15/31 #	2,000,000	2,037,670
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	72,000	77,622
		4,664,744
Healthcare — 0.45%
CHS
144A 4.75% 2/15/31 #	1,000,000	834,884
144A 5.25% 5/15/30 #	1,000,000	873,493
144A 6.875% 4/15/29 #	500,000	422,777

DaVita 144A 4.625% 6/1/30 #	1,000,000	921,244
		3,052,398
Industrials — 0.51%
Bombardier 144A 8.75% 11/15/30 #	500,000	542,383
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	500,000	513,356
Resideo Funding 144A 6.50% 7/15/32 #	500,000	503,840
TransDigm 144A 6.625% 3/1/32 #	1,000,000	1,018,179
United Rentals North America 3.875% 2/15/31	1,000,000	907,858
		3,485,616
Information Technology — 0.45%
UKG 144A 6.875% 2/1/31 #	3,000,000	3,075,979
		3,075,979
Materials — 0.22%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,000,000	1,002,380
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	500,000	514,375
		1,516,755
NQ- GA [1024] 1224 (4074977)    3

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.16%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	$ 519,723
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	556,414
		1,076,137
Total Corporate Bonds (cost $33,079,112)		34,292,772

Loan Agreements — 89.29%
Communication Services — 10.55%
Advantage Sales & Marketing 9.121% (SOFR03M + 4.51%) 10/28/27 •	5,880,433	5,789,775
Charter Communications Operating Tranche B-4 6.593% (SOFR03M + 2.00%) 12/7/30 •	1,359,725	1,352,096
Connect US Finco 9.185% (SOFR01M + 4.50%) 9/27/29 •	7,773,014	7,067,613
Consolidated Communications Tranche B-1 8.30% (SOFR01M + 3.50%) 10/2/27 •	11,140,820	10,993,605
Coral US Co-Borrower Tranche B-6 7.90% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,768,453
Cumulus Media New Holdings 10.241% (SOFR03M + 5.00%) 3/31/29 •	9,414,574	4,283,631
DirectV Financing Tranche B 10.097% (SOFR03M + 5.51%) 8/2/29 •	3,875,320	3,780,374
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	8,416,787	8,485,174
Gray Television Tranche F 10.094% (SOFR01M + 5.25%) 6/4/29 •	1,955,100	1,900,637
Lorca Telecom Bidco Tranche B-4 8.104% (SOFR03M + 3.50%) 3/25/31 •	4,860,575	4,872,727
Midcontinent Communications 7.286% (SOFR01M + 2.50%) 8/16/31 •	3,425,000	3,442,125
Speedster Bidco Gmbh TBD 10/17/31 X	1,955,000	1,954,390
Terrier Media Buyer Tranche B 8.204% (SOFR03M + 3.60%) 12/17/26 •	5,430,128	4,982,142
Univision Communications 1st Lien TBD 6/24/29 X	1,217,342	1,214,298
Viasat
9.185% (SOFR01M + 4.50%) 3/2/29 •	1,740,395	1,583,760
9.437% (SOFR01M + 4.61%) 5/30/30 •	4,855,726	4,387,148

Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	2,858,000	2,779,151
		71,637,099
4    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical — 0.22%
Flutter Entertainment Tranche B 6.604% (SOFR03M + 2.00%) 11/29/30 •	1,510,000	$ 1,512,359
		1,512,359
Consumer Discretionary — 10.56%
Belron Finance US 7.536% (SOFR01M + 2.75%) 10/16/31 •	1,960,000	1,969,188
Caesars Entertainment
Tranche B-1 7.435% (SOFR01M + 2.75%) 2/6/31 •	2,029,800	2,034,558
Tranche B 7.435% (SOFR01M + 2.75%) 2/6/30 •	1,819,125	1,823,673

Carnival 7.435% (SOFR01M + 2.75%) 10/18/28 •	1,523,277	1,528,275
Cedar Fair Tranche B 6.845% (SOFR01M + 2.00%) 5/1/31 •	1,461,338	1,461,489
Clarios Global Tranche B 7.185% (SOFR01M + 2.50%) 5/6/30 •	1,336,625	1,339,689
Fertitta Entertainment TBD Tranche B 1/27/29 X	4,895,000	4,901,731
Hilton Worldwide Finance Tranche B-4 6.488% (SOFR01M + 1.75%) 11/8/30 •	1,475,000	1,473,947
HomeServe USA Holding 7.009% (SOFR01M + 2.25%) 10/21/30 •	2,397,950	2,393,454
Hunter Douglas Holding Tranche B-1 8.571% (SOFR03M + 3.50%) 2/26/29 •	5,568,108	5,562,145
Madison Safety & Flow 7.968% (SOFR01M + 3.25%) 9/26/31 •	3,465,000	3,483,046
MajorDrive Holdings IV 8.865% (SOFR03M + 4.26%) 6/1/28 •	6,341,780	6,369,525
Nvent Electric Public Limited Company Tranche B TBD 9/12/31 X	3,455,000	3,465,797
Omnia Partners 7.867% (SOFR03M + 3.25%) 7/25/30 •	1,216,950	1,221,387
Peer Holding III
Tranche B-4 3.296% (SOFR03M + 3.25%) 10/28/30 •	1,362,514	1,368,049
Tranche B-5 7.604% (SOFR03M + 3.00%) 7/1/31 •	1,415,000	1,418,832

PetsMart 8.535% (SOFR01M + 3.85%) 2/11/28 •	1,884,743	1,875,487
Scientific Games Holdings 7.59% (SOFR03M + 3.00%) 4/4/29 •	2,930,226	2,923,290
Scientific Games International Tranche B-2 7.034% (SOFR01M + 2.25%) 4/14/29 •	2,072,564	2,073,304
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	3,190,000	2,959,720
Station Casinos Tranche B 6.935% (SOFR01M + 2.25%) 3/14/31 •	1,462,650	1,462,483
Tempur Sealy International Tranche B TBD 10/4/31 X	9,303,000	9,308,814
Victra Holdings 9.854% (SOFR03M + 5.25%) 3/31/29 •	7,895,156	7,983,977
NQ- GA [1024] 1224 (4074977)    5

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

Wand NewCo 3 7.854% - 7.935% (SOFR03M + 3.25%) 1/30/31 •	1,306,725	$ 1,308,358
		71,710,218
Consumer Staples — 2.16%
Fiesta Purchaser 8.685% (SOFR01M + 4.00%) 2/12/31 •	6,822,900	6,851,467
Golden State Foods TBD 10/7/31 X	2,940,000	2,945,513
United Natural Foods 9.435% (SOFR01M + 4.75%) 4/25/31 •	4,860,575	4,897,029
		14,694,009
Energy — 1.20%
Buckeye Partners 6.685% (SOFR01M + 2.00%) 11/22/30 •	1,945,237	1,944,264
Epic Crude Services TBD 10/10/31 X	4,895,000	4,896,836
GIP Pilot Acquisition Partners Tranche B 7.09% (SOFR03M + 2.50%) 10/4/30 •	1,297,549	1,299,171
		8,140,271
Financials — 11.65%
AmWINS Group 7.05% (SOFR01M + 2.36%) 2/19/28 •	1,041,045	1,041,577
Amynta Agency Borrower 8.435% (SOFR01M + 3.75%) 2/28/28 •	7,557,038	7,590,100
ArchKey Holdings TBD
10/10/31 X	1,752,759	1,753,032
10/10/31 X	202,241	202,273

Ardonagh Group Finco Pty Tranche B 8.354% - 8.535% (SOFR06M + 3.75%) 2/17/31 •	8,980,000	9,019,287
AssuredPartners 8.185% (SOFR01M + 3.50%) 2/14/31 •	1,510,275	1,514,321
Azorra Soar TLB FInance 8.132% (SOFR03M + 3.50%) 10/18/29 •	8,410,000	8,378,462
Chrysaor Bidco TBD
7/17/31 X	1,815,719	1,824,343
5/14/31 X	134,281	134,919

Cpi Holdco B Tranche B TBD 5/19/31 X	2,935,000	2,920,325
Dragon Buyer 7.854% (SOFR03M + 3.25%) 9/30/31 •	5,675,000	5,650,172
HUB International 7.367% (SOFR03M + 2.75%) 6/20/30 •	2,865,719	2,875,224
Hyperion Refinance 8.185% (SOFR01M + 3.50%) 2/15/31 •	2,915,350	2,926,396
Inception Finco Tranche B-4 9.104% (SOFR03M + 4.50%) 4/18/31 •	2,921,625	2,944,268
6    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Jefferies Finance 7.759% (SOFR01M + 3.00%) 10/21/31 •	9,915,000	$ 9,853,031
Jones DesLauriers Insurance Management 7.821% (SOFR03M + 3.25%) 3/15/30 •	1,509,165	1,512,309
June Purchaser TBD
9/11/31 X	4,658,571	4,670,218
9/11/31 X	776,429	778,370

Ncr Atleos Tranche B 8.397% (SOFR03M + 3.75%) 3/27/29 •	2,049,967	2,050,822
NGP XI Midstream Holdings 8.604% (SOFR03M + 4.00%) 7/25/31 •	4,900,000	4,909,188
Truist Insurance Holdings 7.854% (SOFR03M + 3.25%) 5/6/31 •	2,935,000	2,940,503
USI
7.354% (SOFR03M + 2.75%) 9/27/30 •	2,339,202	2,342,126
Tranche B 7.354% (SOFR03M + 2.75%) 11/22/29 •	1,282,898	1,284,241
		79,115,507
Healthcare — 7.97%
ADMI 10.435% (SOFR01M + 5.75%) 12/23/27 •	4,371,962	4,406,575
AthenaHealth Group 7.935% (SOFR01M + 3.25%) 2/15/29 •	3,508,532	3,503,360
DaVita Tranche B-1 6.685% (SOFR01M + 2.00%) 5/9/31 •	1,445,000	1,446,204
Electron Bidco 7.80% (SOFR01M + 3.11%) 11/1/28 •	2,357,546	2,364,914
Hanger TBD
10/30/31 X	114,068	114,247
10/23/31 X	885,932	887,315

Heartland Dental 9.185% (SOFR01M + 4.50%) 4/28/28 •	9,977,635	9,975,760
Jazz Financing Lux Tranche B-2 6.935% (SOFR01M + 2.25%) 5/5/28 •	1,459,887	1,461,509
LifePoint Health 8.633% (SOFR03M + 4.00%) 5/19/31 •	2,927,663	2,935,998
Mamba Purchaser 8.036% (SOFR01M + 3.25%) 10/16/28 •	3,027,397	3,029,919
Medline Borrower 6.935% (SOFR01M + 2.25%) 10/23/28 •	1,425,000	1,426,654
Raven Acquisition Holdings TBD
10/25/31 X	4,111,333	4,094,888
10/25/31 X	293,667	292,492

Southern Veterinary Partners TBD 10/30/31 X	2,935,000	2,927,662
Surgery Center Holdings 7.495% (SOFR01M + 2.75%) 12/19/30 •	6,932,694	6,958,331
NQ- GA [1024] 1224 (4074977)    7

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)

US Fertility Enterprises Tranche B TBD 10/10/31 X	3,280,870	$ 3,272,667
US Fertility Enterprises TBD 10/10/31 X	149,130	148,758
Zelis Payments Buyer Tranche B TBD 10/27/31 X	4,895,000	4,879,703
		54,126,956
Industrials — 16.42%
A-Ap Buyer 7.854% (SOFR03M + 3.25%) 9/9/31 •	2,920,000	2,936,425
Air Canada 7.253% (SOFR03M + 2.50%) 3/21/31 •	975,100	977,690
Alliance Laundry Systems Tranche B 8.185% (SOFR01M + 3.50%) 8/19/31 •	1,500,000	1,505,357
American Airlines 9.629% (SOFR03M + 5.01%) 4/20/28 •	7,752,500	7,985,517
Aramark Services Tranche B-8 6.685% (SOFR01M + 2.00%) 6/22/30 •	493,750	495,293
Asplundh Tree Expert 6.435% (SOFR01M + 1.75%) 5/23/31 •	1,459,873	1,461,546
Caci International Tranche B TBD 10/17/31 X	1,955,000	1,959,887
Champions Financing 9.852% (SOFR03M + 4.75%) 2/6/29 •	6,339,244	6,164,915
CP Atlas Buyer Tranche B 8.535% (SOFR01M + 3.75%) 11/23/27 •	5,903,819	5,759,388
Dayforce 7.085% (SOFR03M + 2.50%) 3/3/31 •	2,927,662	2,936,811
Delta Air Lines 8.368% (SOFR03M + 3.75%) 10/20/27 •	915,889	934,311
Dynasty Acquisition TBD
Tranche B-110/25/31 X	1,416,289	1,418,354
Tranche B-210/25/31 X	538,711	539,385

First Advantage Holdings Tranche B-2 TBD 9/19/31 X	3,455,000	3,444,203
Gates Tranche B-5 6.935% (SOFR01M + 2.25%) 6/4/31 •	1,170,796	1,175,004
Genesee & Wyoming Tranche B 6.604% (SOFR03M + 2.00%) 4/10/31 •	1,465,000	1,463,011
Grant Thornton Advisors 7.935% (SOFR01M + 3.25%) 6/2/31 •	1,335,000	1,336,920
Hdi Aerospace Intermediate Holding Iii Tranche B TBD 9/19/31 X	1,955,000	1,951,334
Husky Injection Molding Systems 10.326% (SOFR03M + 5.00%) 2/15/29 •	4,872,787	4,884,097
Isolved Tranche B-1 8.185% (SOFR01M + 3.50%) 10/15/30 •	3,235,017	3,249,170
John Bean Technologies Tranche B TBD 10/9/31 X	3,915,000	3,922,341
Lsf12 Crown Us Commercial Bidco Tranche B TBD 10/14/31 X	7,245,000	7,226,887
Mermaid Bidco Tranche B 8.492% (SOFR03M + 3.25%) 7/3/31 •	3,920,000	3,927,350
8    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)

Pre Paid Legal Services 1st Lien 8.55% (SOFR01M + 3.86%) 12/15/28 •	487,500	$ 488,448
Radar Bidco Tranche B-2 8.34% (SOFR01M + 3.75%) 4/4/31 •	6,143,062	6,158,420
Rockpoint Gas Storage Partners 8.363% (SOFR01M + 3.50%) 9/12/31 •	6,885,000	6,879,836
Setanta Aircraft Leasing DAC Tranche B 6.354% (SOFR03M + 1.75%) 11/6/28 •	628,054	631,521
SPX Flow 8.185% (SOFR01M + 3.50%) 4/5/29 •	7,545,871	7,573,737
Standard Industries 6.759% (SOFR01M + 2.00%) 9/22/28 •	825,827	828,408
SunSource Borrower 8.785% (SOFR01M + 4.10%) 3/25/31 •	3,971,272	3,967,301
Terex TBD 10/8/31 X	1,515,000	1,518,787
Transdigm Tranche J 7.104% (SOFR03M + 2.50%) 2/28/31 •	2,375,080	2,379,870
TransUnion Intermediate Holdings Tranche B-8 6.435% (SOFR01M + 1.75%) 6/24/31 •	1,471,313	1,471,722
United AirLines Tranche B 7.385% (SOFR03M + 2.75%) 2/22/31 •	2,920,325	2,929,755
United Rentals (North America) 6.435% (SOFR01M + 1.75%) 2/14/31 •	1,460,225	1,473,367
White Cap Buyer Tranche C 7.935% (SOFR01M + 3.25%) 10/19/29 •	4,548,480	4,544,605
Windsor Holdings III 8.259% (SOFR01M + 3.50%) 8/1/30 •	3,004,755	3,019,778
		111,520,751
Information Technology — 12.53%
Amentum Holdings 6.935% (SOFR01M + 2.25%) 9/29/31 •	3,500,000	3,503,283
Applied Systems 2nd Lien 9.854% (SOFR03M + 5.25%) 2/23/32 •	11,500,000	11,850,750
BMC Software
1st Lien 8.335% (SOFR03M + 3.75%) 7/30/31 •	1,476,050	1,473,282
10.335% (SOFR03M + 5.75%) 7/3/32 •	10,125,000	9,973,125

Boost Newco Borrower Tranche B-1 7.104% (SOFR03M + 2.50%) 1/31/31 •	2,450,000	2,452,298
Cloud Software Group Tranche B 8.604% (SOFR02M + 4.00%) 3/30/29 •	5,361,562	5,365,584
Commscope 8.05% (SOFR01M + 3.36%) 4/6/26 •	4,882,661	4,769,750
Cotiviti 7.625% 5/1/31	5,750,000	5,760,781
NQ- GA [1024] 1224 (4074977)    9

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Entegris Tranche B 6.354% (SOFR03M + 1.75%) 7/6/29 •	544,789	$ 546,529
Envestnet TBD 9/19/31 X	3,455,000	3,457,159
Epicor Software
Tranche E 7.935% (SOFR01M + 3.25%) 5/30/31 •	1,461,337	1,468,220
8.095% (SOFR01M + 3.25%) 5/30/31 •	171,457	172,264

Evertec Group Tranche B 7.935% (SOFR01M + 3.25%) 10/30/30 •	2,460,000	2,466,150
Fortress Intermediate 3 8.435% (SOFR01M + 3.75%) 6/27/31 •	1,325,000	1,326,243
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	3,702,657	3,708,441
Informatica Tranche B 6.935% (SOFR01M + 2.25%) 10/27/28 •	3,491,049	3,497,594
Instructure Holdings
TBD 9/11/31 X	3,000,000	2,983,125
2nd Lien TBD 9/10/32 X	2,250,000	2,279,999
8.074% (SOFR03M + 3.01%) 10/30/28 •	2,738,931	2,725,237

Iron Mountain Information Management Tranche B 6.685% (SOFR01M + 2.00%) 1/31/31 •	1,520,305	1,514,604
Project Boost Purchaser 9.897% (SOFR03M + 5.25%) 7/16/32 •	3,000,000	3,021,249
Quartz AcquireCo Tranche B-1 7.354% (SOFR03M + 2.75%) 6/28/30 •	2,095,078	2,099,007
SS&C Technologies Holdings Tranche B-8 6.685% (SOFR01M + 2.00%) 5/9/31 •	1,317,942	1,319,462
UKG Tranche B 7.617% (SOFR03M + 3.00%) 2/10/31 •	7,343,971	7,360,605
		85,094,741
Materials — 10.67%
Arsenal Aic Parent Tranche B 7.935% (SOFR01M + 3.25%) 8/18/30 •	2,861,215	2,871,587
Berry Global Tranche AA 6.688% (SOFR01M + 1.86%) 7/1/29 •	1,041,856	1,045,546
Clydesdale Acquisition Holdings Tranche B 7.86% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,106,002
Derby Buyer 8.349% (SOFR01M + 3.50%) 11/1/30 •	3,865,575	3,874,033
Form Technologies
1st Lien 14.407% (SOFR03M + 9.35%) 10/22/25 •	5,437,384	5,090,751
Tranche B 9.907% (SOFR03M + 4.85%) 7/22/25 •	6,425,533	6,339,861

Glatfelter TBD 10/10/31 X	7,830,000	7,771,275
Gulfside Supply 7.784% (SOFR01M + 3.00%) 6/17/31 •	1,424,370	1,426,595
10    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials (continued)

Hexion Holdings 2nd Lien 12.223% (SOFR01M + 7.54%) 3/15/30 •	7,450,024	$ 6,795,040
Ineos Quattro Holdings UK Tranche B 8.935% (SOFR01M + 4.25%) 10/1/31 •	4,790,000	4,778,025
Olympus Water US Holding Tranche B-5 8.104% (SOFR03M + 3.50%) 6/20/31 •	4,529,838	4,544,764
PMHC II 8.908% (SOFR03M + 4.25%) 4/23/29 •	7,606,108	7,518,166
Quikrete Holdings Tranche B 7.185% (SOFR01M + 2.50%) 4/14/31 •	1,016,579	1,017,691
Sparts US Holdings 1st Lien 8.096% (SOFR01M + 3.25%) 8/2/30 •	487,494	488,636
Touchdown Acquirer 7.854% (SOFR03M + 3.25%) 2/21/31 •	4,530,000	4,548,877
Usalco 8.685% (SOFR01M + 4.00%) 9/30/31 •	4,705,220	4,740,509
Usalco TBD 9/18/31 X	233,516	236,179
Vantage Specialty Chemicals 1st Lien 9.871% (SOFR03M + 4.75%) 10/26/26 •	5,821,850	5,807,296
Zekelman Industries 6.995% (SOFR01M + 2.25%) 1/24/31 •	1,476,530	1,482,874
		72,483,707
Utilities — 5.36%
Alpha Generation Tranche B 7.446% (SOFR01M + 2.75%) 9/30/31 •	4,385,000	4,389,696
Calpine 6.685% (SOFR01M + 2.00%) 1/31/31 •	2,444,043	2,440,649
Hamilton Projects Acquiror 1st Lien 8.435% (SOFR01M + 3.75%) 5/31/31 •	9,984,975	10,045,594
Lackawanna Energy Center Tranche C 8.935% (SOFR01M + 4.25%) 8/6/29 •	439,307	440,954
Lackawanna Energy Center Tranche B-2 8.935% (SOFR01M + 4.25%) 8/6/29 •	2,004,145	2,011,661
Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	2,850,000	2,862,292
NGL Energy Operating 8.435% (SOFR01M + 3.75%) 2/3/31 •	4,551,375	4,537,862
Talen Energy Supply
Tranche B 8.596% (SOFR03M + 3.50%) 5/17/30 •	600,816	603,131
Tranche C 8.596% (SOFR03M + 3.50%) 5/17/30 •	396,142	397,669

TerraForm Power Operating 7.204% (SOFR03M + 2.60%) 5/21/29 •	2,254,487	2,261,063
Vistra Operations 6.685% (SOFR01M + 2.00%) 12/20/30 •	1,509,317	1,512,318
NQ- GA [1024] 1224 (4074977)    11

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

Vistra Zero Operating Company 7.435% (SOFR01M + 2.75%) 4/30/31 •	4,860,575	$ 4,875,006
		36,377,895
Total Loan Agreements (cost $605,569,811)		606,413,513
	Number of shares
Common Stock — 0.03%
Consumer Discretionary — 0.03%
Studio City International Holdings †, π	29,695	186,862
Total Common Stock (cost $89,260)		186,862

Exchange-Traded Funds — 2.28%
Invesco Senior Loan ETF	420,000	8,815,800
SPDR Blackstone Senior Loan ETF	160,000	6,694,400
Total Exchange-Traded Funds (cost $15,548,645)		15,510,200
	Principal amount°
Municipal Bond — 0.05%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	359,482	350,495
Total Municipal Bond (cost $340,931)		350,495
	Number of shares
Short-Term Investments — 11.84%
Money Market Mutual Funds — 11.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	20,105,603	20,105,603
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	20,105,603	20,105,603
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	20,105,603	20,105,603
12    NQ- GA [1024] 1224 (4074977)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	20,105,603	$ 20,105,603
Total Short-Term Investments (cost $80,422,412)		80,422,412
Total Value of Securities—110.85% (cost $750,394,000)		752,867,472

Liabilities Net of Receivables and Other Assets—(10.85%)		(73,699,913)
Net Assets Applicable to 85,030,176 Shares Outstanding—100.00%		$679,167,559
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $48,513,803, which represents 7.14% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
«	PIK. The first payment of cash and/or principal will be made after October 31, 2024.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At October 31, 2024, the aggregate value of restricted securities was $749,191, which represented 0.11% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
NQ- GA [1024] 1224 (4074977)    13

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
X	This loan will settle after October 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$241,189	$562,329
Studio City International Holdings	2/7/22	89,260	186,862
Total		$330,449	$749,191
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Usalco TBD 9/18/31 X	251,264	$251,264	$252,237	$973
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
14    NQ- GA [1024] 1224 (4074977)